Reinsurance (Narrative) (Details) - USD ($)												3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 23, 2020	Apr. 15, 2020	Apr. 01, 2020	Mar. 20, 2020	Mar. 11, 2020	Mar. 10, 2020	Mar. 01, 2020	Nov. 09, 2019	Nov. 07, 2019	Jul. 25, 2019	Jul. 01, 2018	Mar. 31, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 18, 2019
Amounts recoverable from reinsurers														$ 42,091,115		$ 30,579,524	$ 23,100,644
Unrealized gains (losses)														2,875,489		(2,291,413)	1,306,795
Embedded derivative gains														4,400,000
Net premium income														24	$ (152)	(152)	135,387
Net statutory reserves													$ 47,271,267
Amount owned																		$ 19,100,000
Deferred coinsurance ceding commission														8,161,069	$ 2,821,255	3,678,196	2,944,572
Remaining deferred gain																3,069,690
COVID 19
Unrealized gains (losses)														2,300,000
Embedded derivative gains														4,400,000
Embedded derivative losses														4,400,000
FW, Modco Agreement
Net premium income													45,005,536
Gross premiums income													46,568,321
Gross Commission paid													1,562,786
Net statutory reserves													44,904,704
Percentage of indemnity coinsurance					0.00%		30.00%			95.00%
Coinsurance ceding commission and administrative allowance																4,734,926
Coinsurance ceding commission earned																4,843,120
FW, Modco Agreement | Funds Withheld Account [Member]
Initial settlement													24,928,934
Amount owned													2,015,688
Adjusted reserves cash													26,944,622
FW, Modco Agreement | Modco Deposit Account [Member]
Initial settlement													16,619,289
Amount owned													1,343,792
Adjusted reserves cash													$ 17,963,081
FW, Modco SDA Agreement
Net premium income								$ 3,970,509	$ 3,970,509
Net statutory reserves								3,986,411	3,986,411
Coinsurance ceding commission deferred																1,734,184
Coinsurance ceding commission earned																$ 996,701
FW, Modco SDA Agreement | Funds Withheld Account [Member]
Initial settlement								2,256,802	2,256,802
Amount owned								135,044	135,044
Adjusted reserves cash								2,391,847	2,391,847
FW, Modco SDA Agreement | Modco Deposit Account [Member]
Initial settlement								1,504,535	1,504,535
Amount owned								90,029	90,029
Adjusted reserves cash								$ 1,594,564	$ 1,594,564
US Alliance Agreement
Net premium income		$ 13,542,325
Net statutory reserves		14,706,862
US Alliance Agreement | Funds Withheld Account [Member]
Initial settlement		12,729,785
Seneca Re Agreement | MYGA | Subsequent Event
Percentage of indemnity coinsurance	25.00%
Seneca Re Agreement | FIA | Subsequent Event
Percentage of indemnity coinsurance	40.00%
American Life [Member]
Percentage of indemnity coinsurance																79.00%
American Life amortized amount																$ 2,410,054
Unified Life Insurance Company [Member]
Transferred risk insurance company											100.00%
Amount transferred for reinsurance											$ 19,311,616
Adjusted reserves cash											14,320,817
Percentage of indemnity coinsurance																79.00%
Coinsurance ceding commission deferred																$ 582,894
Remaining DAC																1,890,013
Remaining deferred gain																26,896
Value of business acquired																338,536
Unified Life Insurance Company [Member] | FW, Modco Agreement
Deferred coinsurance ceding commission											$ 3,500,000					3,500,000
Ironbound Reinsurance Company Limited [Member]
Amounts recoverable from reinsurers														4,141,644		4,213,699
Amount to cede																4,213,699
Optimum Reinsurance Company [Member]
Amounts recoverable from reinsurers														524,701		489,770
Sagicor Life Insurance Company [Member]
Amounts recoverable from reinsurers														11,004,042		11,208,227	11,494,161
SDA Annuity and Life Re
Amounts recoverable from reinsurers														$ 4,094,584		2,506,911
Amount to cede																$ 2,506,991
SDA Annuity and Life Re | FW, Modco SDA Agreement | MYGA
Percentage of indemnity coinsurance									5.00%
SDA Annuity and Life Re | FW, Modco SDA Agreement | FIA
Percentage of indemnity coinsurance									5.00%					30.00%		95.00%
American Life and Security National Life Insurance [Member]
Deferred loss																$ 154,780
Amount to cede																2,543,898
American Life and Security National Life Insurance [Member] | US Alliance Agreement
Initial settlement		5,000,000
US Alliance Life And Security Company Member
Amounts recoverable from reinsurers														$ 17,217,236		12,160,917
Amount to cede																$ 12,160,917	$ 11,149,888
US Alliance Life And Security Company Member | US Alliance Agreement
Initial settlement		$ 812,539
US Alliance Life And Security Company Member | US Alliance Agreement | MYGA
Percentage of indemnity coinsurance			25.00%	66.50%		45.50%
US Alliance Life And Security Company Member | US Alliance Agreement | FIA
Percentage of indemnity coinsurance			40.00%									49.00%